Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Notional Amounts and Fair Values of Derivatives

						Group
	2021			2020
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	11,750	159	183	15,465	395	431
Interest rate contracts	25,617	489	708	40,630	926	837
Equity and credit contracts	1,138	166	57	1,319	124	83
Total derivatives held for trading	38,505	814	948	57,414	1,445	1,351
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	590	39	—	789	84	6
Interest rate contracts	80,651	908	737	93,748	1,225	1,885
Equity derivative contracts	—	—	—
	81,241	947	737	94,537	1,309	1,891
Designated as cash flow hedges:
Exchange rate contracts	22,239	996	338	27,020	1,978	409
Interest rate contracts	21,329	177	216	19,407	467	23
Equity derivative contracts	47	7	1	13	6	—
	43,615	1,180	555	46,440	2,451	432
Total derivatives held for hedging	124,856	2,127	1,292	140,977	3,760	2,323
Derivative netting(1)	—	(1,221)	(1,221)	—	(1,754)	(1,754)
Total derivatives	163,361	1,720	1,019	198,391	3,451	1,920
(1)    Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £189m (2020: £330m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £202m (2020: £651m).

Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method
The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
		Traded over the counter			Asset		Liability
	Traded on recognised exchanges	Settled by central counterparties	Not settled by central counterparties	Total	Traded on recognised exchanges	Traded over the counter	Traded on recognised exchanges	Traded over the counter
2021	£m	£m	£m	£m	£m	£m	£m	£m
Exchange rate contracts	—	—	34,579	34,579	—	1,193	—	522
Interest rate contracts	—	117,560	10,037	127,597	—	353	—	441
Equity and credit contracts	—	—	1,185	1,185	—	174	—	56
	—	117,560	45,801	163,361	—	1,720	—	1,019

2020
Exchange rate contracts	—	—	43,274	43,274	—	2,457	—	846
Interest rate contracts	—	144,343	9,442	153,785	—	864	—	991
Equity and credit contracts	—	—	1,332	1,332	—	130	—	83
	—	144,343	54,048	198,391	—	3,451	—	1,920

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2021	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	3,121	6,223	21,442	44,644	4,991	80,421
	Average fixed interest rate - GBP	0.59%	0.42%	0.09%	0.88%	3.13%
	Average fixed interest rate - EUR	0.51%	1.74%	1.08%	0.81%	2.61%
	Average fixed interest rate - USD	1.91%	0.96%	1.44%	2.76%	4.05%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	107	381	102	590
	Interest rate contracts - Nominal amount (£m)	—	—	—	193	37	230
	Average GBP - EUR exchange rate	—	—	1.21	1.16	1.17
	Average fixed interest rate - EUR	—	—	3.29%	2.03%	2.62%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	1,010	481	871	7,532	5,137	15,031
	Average fixed interest rate - GBP	1.97	0.44%	0.08%	1.39%	0.97%
FX risk	Exchange rate contracts- Nominal amount (£m)	2,703	936	2,057	6,715	2,124	14,535
	Interest rate contracts- Nominal amount (£m)	—	—	—	2,438	887	3,325
	Average GBP - JPY exchange rate	—	142.91	148.86	—	—
	Average GBP - EUR exchange rate	1.17	—	1.18	1.16	1.17
	Average GBP - USD exchange rate	1.34	1.34	1.33	1.34	1.39
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	2	41	4	47
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	620	—	840	4,765	1,479	7,704
	Interest rate contracts - Nominal amount (£m)	—	—	—	2,049	924	2,973
	Average GBP - EUR exchange rate	1.28	—	1.39	1.20	1.20	—
	Average GBP - USD exchange rate	—	—	—	1.61	1.38
	Average fixed interest rate - GBP	2.26%	—	1.17%	2.72%	3.41%

2020
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	2,429	7,617	27,791	47,749	7,889	93,475
	Average fixed interest rate - GBP	0.69%	0.65%	0.82%	0.73%	3.61%
	Average fixed interest rate - EUR	1.18%	0.23%	3.02%	0.98%	2.34%
	Average fixed interest rate - USD	1.87%	1.72%	2.89%	2.49%	4.16%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	0	132	461	196	789
	Interest rate contracts - Nominal amount (£m)	—	—	—	236	37	273
	Average GBP - EUR exchange rate	—	—	1.14	1.17	1.17
	Average fixed interest rate - EUR	—	—	4.64%	1.78%	3.56%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	—	897	2,528	7,964	1,061	12,450
	Average fixed interest rate - GBP	—	0.46%	0.57%	1.45%	1.33%
FX risk	Exchange rate contracts- Nominal amount (£m)	1,439	2,015	3,877	7,113	1,119	15,563
	Interest rate contracts- Nominal amount (£m)	—	—	—	366	—	366
	Average GBP - JPY exchange rate	—	137.98	135.61	132.27	—
	Average GBP - EUR exchange rate	—	—	0.00	1.16	1.18
	Average GBP - USD exchange rate	1.29	1.32	1.32	1.30	—
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	0	12	1	13
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	732	—	2,583	6,550	1,592	11,457
	Interest rate contracts - Nominal amount (£m)	732	—	882	4,062	915	6,591
	Average GBP - EUR exchange rate	—	—	1.35	1.25	1.20
	Average GBP - USD exchange rate	1.46	—	0.00	1.61	1.38
	Average fixed interest rate - GBP	2.01%	—	3.18%	2.48%	3.39%

Net Gains or Losses Arising From Hedges Included in Operating Income
Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2021	2020	2019
	£m	£m	£m
Fair value hedging:
Gains/(losses) on hedging instruments	846	(299)	(360)
(Losses)/gains on hedged items attributable to hedged risks	(804)	364	414
Fair value hedging ineffectiveness	42	65	54
Cash flow hedging ineffectiveness	(34)	(46)	(46)
	8	19	8

Disclosure of Information about Hedging Ineffectiveness by Risk Category Explanatory
Hedge ineffectiveness can be analysed by risk category as follows:

						Group
			2021			2020
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	868	(838)	30	(358)	384	26
Interest rate/FX risk	(22)	34	12	59	(20)	39
	846	(804)	42	(299)	364	65

									Group
					2021				2020
		Hedging Instruments				Hedging Instruments
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI	Recognised in income statement	Reclassified from reserves to income	Change in FV	Recognised in OCI	Recognised in income statement	Reclassified from reserves to income
		£m	£m	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk	Net interest income	(312)	306	(6)	70	185	(179)	6	33
FX risk	Net interest income/other operating income	(54)	54	—	(158)	(42)	38	(4)	2
Equity risk	Operating expenses	(1)	1	—	2	2	(2)	—	(5)
Interest rate/FX risk	Net interest income/other operating income	(542)	514	(28)	(273)	782	(830)	(48)	773
		(909)	875	(34)	(359)	927	(973)	(46)	803

Disclosure of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2021	2020
	£m	£m
Balance at 1 January	649	479
Effective portion of changes in fair value:
– Interest rate risk	(306)	179
– Foreign currency risk	(54)	(38)
– Equity risk	(1)	2
– Interest rate/foreign currency risk	(514)	830
	(875)	973
Income statement transfers:
– Interest rate risk	(70)	(33)
– Foreign currency risk	158	(2)
– Equity risk	(2)	5
– Interest rate/foreign currency risk	273	(773)
	359	(803)
Balances at 31 December	133	649

Disclosure of detailed information about hedges	Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2021					2020
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	58,455	—	88	500	(1,096)	54,118	—	1,202	904	332
Other financial assets at amortised cost	160	—	2	3	(12)	772	—	36	13	121
Reverse repurchase agreements – non trading	9,570	—	(5)	—	(6)	12,149	—	1	—	3
Other financial assets at FVOCI	3,728	23	—	47	(112)	5,129	155	—	74	88
Deposits by customers	—	—	—	—	14	(4,305)	(15)	(10)	(10)	(13)
Debt securities in issue	(4,373)	(188)	(115)	(230)	325	(8,889)	(518)	(137)	(305)	(120)
Subordinated liabilities	(293)	(75)	(8)	(70)	49	(636)	(185)	(41)	(166)	(27)
Interest rate/FX risk:
Other financial assets at FVOCI	227	—	—	1	(20)	299	5	—	—	15
Debt securities in issue	(423)	(55)	—	(47)	55	(621)	(94)	—	(76)	(34)
Subordinated liabilities	2	2	—	2	(1)	3	3	—	3	(1)
	67,053	(293)	(38)	206	(804)	58,019	(649)	1,051	437	364

							Group
				2021			2020
		Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
	Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	236	(135)	(2)	(183)	165	1
	Cash and balances at central banks	71	(80)	—	(2)	1	—
	Reverse repurchase agreements – non trading	—	—	—	(2)	1	—
	Deposits by banks	(1)	1	—	7	(2)	—
	Repurchase agreements – non trading	—	—	—	1	(1)	—
FX risk:	Other financial assets at FVOCI	(194)	(1)	—	40	6	—
	Not applicable – highly probable forecast transactions	148	1	—	33	3	—
	Deposits by customers	4	—	—	(7)	—	—
	Debt securities in issue	90	67	6	(13)	(46)	—
	Repurchase agreements – non trading	6	—	—	(15)	—	—
Equity risk:	Other liabilities	1	3	—	(2)	6	—
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	503	144	(4)	(701)	322	(2)
	Subordinated liabilities/loans and advances to customers	11	133	80	(130)	194	—
		875	133	80	(974)	649	(1)